Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2005 Portfolio℠
September 30, 2023
VIPIFF2005-NPRT3-1123
1.822891.118
Domestic Equity Funds - 5.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	4,079	181,739
VIP Equity-Income Portfolio Investor Class (a)	6,263	148,798
VIP Growth & Income Portfolio Investor Class (a)	7,896	203,471
VIP Growth Portfolio Investor Class (a)	3,544	299,294
VIP Mid Cap Portfolio Investor Class (a)	1,409	47,136
VIP Value Portfolio Investor Class (a)	5,837	105,417
VIP Value Strategies Portfolio Investor Class (a)	3,429	52,535
TOTAL DOMESTIC EQUITY FUNDS (Cost $537,236)		1,038,390

International Equity Funds - 12.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	99,633	982,379
VIP Overseas Portfolio Investor Class (a)	51,856	1,193,736
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,683,879)		2,176,115

Bond Funds - 63.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	339,893	3,042,042
Fidelity International Bond Index Fund (a)	51,364	456,114
Fidelity Long-Term Treasury Bond Index Fund (a)	65,853	599,921
VIP High Income Portfolio Investor Class (a)	64,856	294,448
VIP Investment Grade Bond II Portfolio Investor Class (a)	742,384	6,837,353
TOTAL BOND FUNDS (Cost $12,284,389)		11,229,878

Short-Term Funds - 19.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $3,374,320)	3,374,320	3,374,320

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,879,824)	17,818,703
NET OTHER ASSETS (LIABILITIES) - 0.0%	473
NET ASSETS - 100.0%	17,819,176

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,700,726	183,176	830,924	2,915	(58,836)	47,900	3,042,042
Fidelity International Bond Index Fund	565,761	27,787	143,101	6,269	(12,128)	17,795	456,114
Fidelity Long-Term Treasury Bond Index Fund	809,905	165,517	325,737	15,557	(52,877)	3,113	599,921
VIP Contrafund Portfolio Investor Class	245,605	21,450	126,321	2,272	34,143	6,862	181,739
VIP Emerging Markets Portfolio Investor Class	1,328,760	248,386	634,008	1,941	68,200	(28,959)	982,379
VIP Equity-Income Portfolio Investor Class	220,078	14,132	90,027	-	14,561	(9,946)	148,798
VIP Government Money Market Portfolio Investor Class 5.06%	4,135,191	719,813	1,480,684	135,967	-	-	3,374,320
VIP Growth & Income Portfolio Investor Class	284,788	21,611	125,668	1,006	41,000	(18,260)	203,471
VIP Growth Portfolio Investor Class	385,777	42,935	197,703	2,478	50,097	18,188	299,294
VIP High Income Portfolio Investor Class	360,831	10,638	90,192	239	(10,638)	23,809	294,448
VIP Investment Grade Bond II Portfolio - Investor Class	7,934,340	704,631	1,767,789	3,328	(66,081)	32,252	6,837,353
VIP Mid Cap Portfolio Investor Class	68,684	2,615	27,102	156	5,499	(2,560)	47,136
VIP Overseas Portfolio Investor Class	1,528,917	106,588	563,043	-	115,463	5,811	1,193,736
VIP Value Portfolio Investor Class	158,786	7,605	73,569	-	21,972	(9,377)	105,417
VIP Value Strategies Portfolio Investor Class	78,658	3,006	35,183	183	12,574	(6,520)	52,535
	21,806,807	2,279,890	6,511,051	172,311	162,949	80,108	17,818,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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